Parent Company Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Oct. 17, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Loans, net of unearned income	$ 552,917		$ 403,875
Allowance for credit losses	(3,602)		(2,506)
Net loans	549,315		401,369
Other assets		1,367
Total assets	691,416		499,918
LIABILITIES
Short-term borrowings	48,628		45,658
Total liabilities	631,773		451,294
SHAREHOLDERS' EQUITY
Preferred stock par value $0.01 (liquidation preference of $1,000 per share) authorized 5,000,000; shares issued and outstanding 12,562 series AA shares at December 31, 2014 and December 31, 2013, net of issuance cost	12,562		12,562
Common stock - par value of $0.01 authorized 10,000,000 shares; issued and outstanding 4,145,547 shares at December 31, 2014 and 4,095,650 December 31, 2013	41		41
Capital surplus	38,360		37,607
Retained earnings/(accumulated deficit)	8,696		(1,590)
Accumulated other comprehensive (loss) income, net	(16)		4
Total shareholders' equity	59,643		48,624	46,721	36,630
Total liabilities and shareholders' equity	691,416		499,918
Parent Company [Member]
ASSETS
Cash and cash equivalents	1,356		1,865
Loans, net of unearned income	0		0
Allowance for credit losses	0		0
Net loans	0		0
Investment in subsidiaries	59,166		47,744
Other assets	71		68
Total assets	60,593		49,677
LIABILITIES
Short-term borrowings	874		981
Other Liabilities	76		72
Total liabilities	950		1,053
SHAREHOLDERS' EQUITY
Preferred stock par value $0.01 (liquidation preference of $1,000 per share) authorized 5,000,000; shares issued and outstanding 12,562 series AA shares at December 31, 2014 and December 31, 2013, net of issuance cost	12,562		12,562
Common stock - par value of $0.01 authorized 10,000,000 shares; issued and outstanding 4,145,547 shares at December 31, 2014 and 4,095,650 December 31, 2013	41		41
Capital surplus	38,360		37,607
Retained earnings/(accumulated deficit)	8,696		(1,590)
Accumulated other comprehensive (loss) income, net	(16)		4
Total shareholders' equity	59,643		48,624
Total liabilities and shareholders' equity	$ 60,593		$ 49,677